Significant Accounting Policies - Leases (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019
Leases
Right-of use asset	$ 24,872	$ 36,700
Lease liability	$ 25,232	$ 37,500